Short-term Investments - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Nov. 30, 2014 CNY (¥)
Schedule of Investments [Line Items]
Short-term investments	$ 27,354		$ 27,354			¥ 170
Short-term debt		$ 160,400	48,286
Investment income interest		2,218	1,212
Financial product one
Schedule of Investments [Line Items]
Short-term investments			19,309		¥ 120
Short-term investment, estimated rate of return	4.50%
Short-term debt			5,506		¥ 35
Financial product two
Schedule of Investments [Line Items]
Short-term investment, estimated rate of return	5.00%
Guarantee Deposit
Schedule of Investments [Line Items]
Short-term debt		48,192		¥ 312
Solar Tax Partners 1 L L C | Guarantee Deposit | Financial product two
Schedule of Investments [Line Items]
Investment income interest		$ 488	$ 144
Short term investment maturity date			Dec. 31, 2015